COMMITMENTS AND CONTINGENCIES - Summary of Future Payments and Interest Expense for Operating Lease (Details)	Dec. 31, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2025	$ 240,834
Total undiscounted cash flows	240,834
Less: imputed interest	(3,465)
Present value of lease liabilities	$ 237,369